Insurance	12 Months Ended
Oct. 31, 2024
Insurance [Abstract]
Insurance
NOTE 21: INSURANCE
(a)

INSURANCE SERVICE RESULT
Insurance revenue and expenses are presented

on the Consolidated Statement of Income

under Insurance revenue and Insurance

service expenses,
respectively. Net income or expense from reinsurance is presented in other income (loss).
The following table shows components of the insurance

service result
presented in the Consolidated Statement of

Income for the Bank which includes the results

of property and casualty insurance, life and

health insurance, as well
as reinsurance issued and held in Canada and

internationally.
Insurance Service Result
(millions of Canadian dollars) For the year ended
October 31, 2024 October 31, 2023
Insurance revenue $ 6,952 $ 6,311
Insurance service expenses 6,647 5,014
Insurance service result before reinsurance

contracts held

305 1,297
Net income (expense) from reinsurance

contracts held
524 (137)
Insurance service result $ 829 $ 1,160
Net income (expense) from reinsurance

contracts held is comprised of recoveries

from reinsurers offset by ceded premiums. For

the year ended October 31, 2024,
the Bank recognized recoveries from reinsurers

of $
1,054

million (October 31, 2023 – $
405

million) and ceded premiums of $
530

million (October 31, 2023 –
$ 542

million). For the year ended October 31, 2024,

the Bank recognized insurance finance expenses

of $
443

million (October 31, 2023 – $
204

million) from
insurance and reinsurance contracts in other

income (loss). The Bank’s investment return on

securities supporting insurance contracts

is comprised of interest
income reported in net interest income and

fair value changes reported in other income (loss).

Investment return on securities

supporting insurance contracts was
$ 372

million for the year ended October 31, 2024 (October

31, 2023 – $
209

million).
(b)

INSURANCE CONTRACT LIABILITIES
Insurance contract liabilities are comprised

of amounts related to the LRC, LIC and

other insurance liabilities.
The following table presents movements in

the property and casualty insurance liabilities.
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2024
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 630 $ 129 $ 4,740 $ 220 $ 5,719
Insurance revenue (5,506) – – – (5,506)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (145) 5,099 96 5,050
Amortization of insurance acquisition cash

flows
803 – – – 803
Losses and reversal of losses on onerous

contracts
– 117 – – 117
Changes to liabilities for incurred claims – – (65) (114) (179)
Insurance service result (4,703) (28) 5,034 (18) 285
Insurance finance expenses 7 – 479 19 505
Total changes in the Consolidated Statement of Income (4,696) (28) 5,513 1 790
Cash flows:
Premiums received 5,576 – – – 5,576
Claims and other insurance service expenses

paid
– – (4,264) – (4,264)
Acquisition cash flows paid (796) – – – (796)
Total cash flows 4,780 – (4,264) – 516
Insurance contract liabilities at end of year $ 714 $ 101 $ 5,989 $ 221 $ 7,025
Property and casualty insurance contract

liabilities by LRC and LIC
(millions of Canadian dollars) For the year ended October 31, 2023
Liabilities for remaining coverage Liabilities for incurred claims Total
Excluding Estimates of the
loss Loss present value of Risk
component component future cash flows adjustment
Insurance contract liabilities at beginning

of year
$ 623 $ 113 $ 4,700 $ 208 $ 5,644
Insurance revenue (4,898) – – – (4,898)
Insurance service expenses:
Incurred claims and other insurance service

expenses
– (102) 3,801 82 3,781
Amortization of insurance acquisition cash

flows
789 – – – 789
Losses and reversal of losses on onerous

contracts
– 118 – – 118
Changes to liabilities for incurred claims – – (356) (78) (434)
Insurance service result (4,109) 16 3,445 4 (644)
Insurance finance expenses 1 – 215 8 224
Total changes in the Consolidated Statement of Income (4,108) 16 3,660 12 (420)
Cash flows:
Premiums received 4,920 – – – 4,920
Claims and other insurance service expenses

paid
– – (3,620) – (3,620)
Acquisition cash flows paid (805) – – – (805)
Total cash flows 4,115 – (3,620) – 495
Insurance contract liabilities at end of year $ 630 $ 129 $ 4,740 $ 220 $ 5,719
Other insurance contract liabilities were $ 144

million as at October 31, 2024 (October 31,

2023 – $
127

million) and include life and health insurance contract
liabilities of $ 121

million (October 31, 2023 – $
124

million).
(c)

PROPERTY AND CASUALTY CLAIMS DEVELOPMENT
The following table shows the estimates of

the insurance liabilities for incurred

claims net of reinsurance assets for incurred

claims (net LIC) with subsequent
developments during the periods and cumulative

payments to date. The original estimates

are evaluated monthly for redundancy or

deficiency. The evaluation is
based on actual payments in full or partial

settlement of claims and current estimates

of the net LIC related to claims still open

or claims still unreported.
Incurred Claims by Accident Year
(millions of Canadian dollars) Accident Year
2015

and prior 2016 2017 2018 2019 2020 2021 2022 2023 2024 Total
Net ultimate claims cost at

end of accident year $ 6,353 $ 2,438 $ 2,425 $ 2,631 $ 2,727 $ 2,646 $ 2,529 $ 3,242 $ 3,830 $ 4,478
Revised estimates
One year later 6,104 2,421 2,307 2,615 2,684 2,499 2,367 3,182 4,039
Two years later 5,802 2,334 2,258 2,573 2,654 2,412 2,278 3,167
Three years later 5,553 2,264 2,201 2,522 2,575 2,278 2,225
Four years later 5,279 2,200 2,151 2,465 2,489 2,230
Five years later 5,137 2,159 2,108 2,408 2,474
Six years later 5,115 2,143 2,086 2,396
Seven years later 5,069 2,134 2,078
Eight years later 5,044 2,129
Nine years later 5,035
Current estimates of

cumulative net claims 5,035 2,129 2,078 2,396 2,474 2,230 2,225 3,167 4,039 4,478
Cumulative net claims paid to date (4,894) (2,062) (2,004) (2,260) (2,255) (1,975) (1,856) (2,490) (2,716) (2,133)
Net undiscounted provision
for unpaid claims 141 67 74 136 219 255 369 677 1,323 2,345 $ 5,606
Effect of discounting (534)
Effect of risk adjustment for
non-financial risk 184
Net liabilities for incurred claims $ 5,256
Insurance liabilities for incurred claims 6,210
Reinsurance assets for incurred claims (954)
(d)

RISK ADJUSTMENT FOR NON-FINANCIAL

RISK AND DISCOUNTING
The risk adjustment reflects an amount that

an insurer would reasonably pay to remove

the uncertainty that future cash flows

will exceed the expected value
amount. The Bank has estimated the risk adjustment

for its property and casualty operations’ LIC

using statistical techniques in accordance

with Canadian
accepted actuarial principles to develop potential

future observations and a confidence level

range of 80
th

to 90
th

percentile.
Insurance contract liabilities are calculated

by discounting expected future cash flows.

The interest rates used to discount the Bank’s insurance

balances over a
duration of 1

to
10

years range from
3.8 % to 4.5
% as at October 31, 2024 (October

31, 2023 –
5.5 % to 5.7%).
(e)

SENSITIVITY TO INSURANCE RISK
A variety of assumptions are made related

to the future level of claims, policyholder behaviour, expenses and sales levels when products are designed

and priced,
as well as when actuarial liabilities are determined.

Such assumptions require a significant amount

of professional judgment. The LIC is

sensitive to certain
assumptions. It has not been possible

to quantify the sensitivity of certain assumptions

such as legislative changes or uncertainty

in the estimation process. Actual
experience may differ from the assumptions

made by the Bank.
For property and casualty insurance, the

main assumption underlying the LIC is that past

claims development experience can be

used to project future claims
development and hence ultimate claims costs.

As such, these methods extrapolate the development

of paid and incurred losses, average

costs per claim, and
claim numbers based on the observed development

of earlier years and expected loss ratios.

Net LIC estimates are based on various quantitative

and qualitative
factors including the discount rate, the risk

adjustment,

reinsurance, trends in claims severity and

frequency,

and other external drivers.
Qualitative and other unforeseen factors could

negatively impact the Bank’s ability to accurately

assess the risk of the insurance policies that

the Bank
underwrites. In addition, there may be

significant lags between the occurrence of

an insured event and the time it is actually

reported to the Bank and additional
lags between the time of reporting and final

settlements of claims.
The following table outlines the sensitivity of

the Bank’s property and casualty LIC to reasonably

possible movements in the discount

rate, risk adjustment, and
the frequency and severity of claims, with

all other assumptions held constant.

Movements in the assumptions may be non-linear.
Sensitivity of Critical Assumptions – Property

and Casualty Insurance
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Impact on net

Impact on net

income (loss)

income (loss)

before Impact on before Impact on
income taxes equity income taxes
1
equity
1
Impact of a 1% change in key assumptions

and estimates
Discount rate
Increase in assumption $ 121 $ 90 $ 102 $ 75
Decrease in assumption (129) (95) (108) (80)
Risk adjustment
Increase in assumption

(52)

(38)

(63)

(47)
Decrease in assumption 40 29 42 31
Impact of a 5% change in key assumptions

and estimates
Frequency of claims
Increase in assumption $ (182) $ (135) $ (165) $ (122)
Decrease in assumption 182 135 165 122
Severity of claims
Increase in assumption (288) (213) (228) (169)
Decrease in assumption 288 213 228 169
1

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
For life and health insurance, the processes

used to determine critical assumptions

are as follows:
●
Mortality, morbidity, and lapse assumptions are based on industry and historical company data; and
●
Expense assumptions are based on the annual

Finance expense study.
A sensitivity

analysis for

possible movements

in life

and health

insurance business

assumptions was

performed and

the impact

is not

significant to

the Bank’s
Consolidated Financial Statements.
(f)

CONCENTRATION OF INSURANCE RISK
Concentration risk is the risk resulting from

large exposures to similar risks that are positively

correlated.
Risk associated with automobile, residential

and other products may vary in relation to the

geographical area of the risk insured. Exposure

to concentrations of
insurance risk, by type of risk, is mitigated by

ceding these risks through reinsurance

contracts, as well as careful selection and implementation

of underwriting
strategies, which is in turn largely achieved

through diversification by line of business and

geographical areas. For automobile insurance,

legislation is in place at a
provincial level and this creates differences in

the benefits provided among the provinces.
As at October 31, 2024, for the property

and casualty insurance business,
65.5
% of insurance revenue was mainly derived

from automobile policies
(October 31, 2023 – 66.8%) followed by residential with 34.3% (October 31, 2023 – 33.2
%). The distribution by provinces show that business

is mostly
concentrated in Ontario with 50.5
% of insurance revenue (October 31, 2023

–
50.6%). The Western provinces represented 31.9% (October 31, 2023 – 32.2%), followed by the Atlantic provinces with 10.6% (October 31, 2023 – 10.6%), and Québec at 6.8% (October 31, 2023 – 6.6%).
Concentration risk is not a major concern

for the life and health insurance business

as it does not have a material level of regional

specific characteristics like
those exhibited in the property and casualty

insurance business. Reinsurance is used

to limit the liability on a single claim.

Concentration risk is further limited by
diversification across uncorrelated risks. This

limits the impact of a regional pandemic

and other concentration risks.
To
improve understanding of exposure

to this
risk, a pandemic scenario is tested annually.